Deferred income tax - Composition of the provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Deferred income tax [Line Items]
Current	$ 11,911	$ 16,882	$ 23,713
Deferred	(37,501)	9,997	(5,825)
Tax expense (income), continuing operations	25,590	(26,879)	(17,888)
Income Tax Expense [Member]
Disclosure of Deferred income tax [Line Items]
Current	(11,851)	(12,433)	(18,780)
Deferred	37,617	(10,029)	5,984
Tax expense (income), continuing operations	25,766	(22,462)	(12,796)
Mining Royalties and Special Mining Tax [Member]
Disclosure of Deferred income tax [Line Items]
Current	(60)	(4,449)	(4,933)
Deferred	(116)	32	(159)
Tax expense (income), continuing operations	$ (176)	$ (4,417)	$ (5,092)